22. Segment information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Information Tables
Segment information

	2013	2012	2011
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing	10,986	10,866	11,437
Engineering	7,616	10,779	8,776

	18,602	21,645	20,213

Operating (loss)/income
Trading and manufacturing	(241)	(301)	(720)
Engineering	106	401	(802)
Unallocated corporate expenses	(120)	(159)	(152)

	(255)	(59)	(1,674)

	2013	2012	2011
	US$’000	US$’000	US$’000
Depreciation:
Trading and manufacturing	74	88	137
Engineering	34	42	45

	108	130	182

Capital Expenditures, Gross
Trading and manufacturing	31	12	44
Engineering	20	29	19

	51	41	63

	2013	2012
	US$’000	US$’000
Assets
Trading and manufacturing	5,067	6,211
Engineering	18,811	18,736

	23,878	24,947

Liabilities
Trading and manufacturing	1,334	2,615
Engineering	4,667	4,576

	6,001	7,191

Geographical analysis of revenue
	2013	2012	2011
	US$’000	US$’000	US$’000
Revenue -
The PRC	12,392	15,867	15,100
Hong Kong	5,919	5,511	4,891
Others	291	267	222

	18,602	21,645	20,213

	2013	2012
	US$’000	US$’000

Hong Kong	568	583
The PRC	321	362

	889	945

Major suppliers
	2013	2012	2011

Supplier A	20%	10%	7%
Supplier B	17%	17%	10%
Supplier C	8%	11%	10%
Supplier D	8%	7%	8%
Supplier E	7%	6%	6%
Supplier F	7%	6%	15%